Shareholders’ Equity (Details)						12 Months Ended
	May 13, 2025 $ / shares shares	Oct. 22, 2024 HKD ($) shares	Oct. 22, 2024 USD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 05, 2023	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($) shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Oct. 22, 2024 USD ($)
Shareholders’ Equity [Line Items]
Stock split ratio					1-to-1.6
Ordinary shares, authorized								800,000,000
Ordinary shares, par value | $ / shares											$ 0.0000625
Ordinary shares, issued								20,300,000
Ordinary shares, outstanding								20,300,000
Permanent equity of ordinary shares						1				1
Ordinary shares		300,000	300,000
Gross proceeds from offering		$ 63,900,000	$ 8,200,000
Gross proceeds from ordinary shares			1,200,000					$ 63,945,093
Additional paid-in capital		53,100,000				$ 68,647,780		68,647,780		$ 8,819,881		$ 9,200,000
Percentage of after tax profits						10.00%	10.00%
Percentage of statutory reserve funds of its registered capital						50.00%	50.00%
Balancr for statutory reserve						$ 278,740		278,740		$ 35,885
Restricted paid-in-capital						$ 15,629,898	$ 2,008,133	$ 15,769,965
Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Ordinary shares, issued	20,300,000
Re-designated and reclassified ordinary shares.	779,700,000
Common Class A [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						791,000,000				791,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						11,300,000				11,300,000
Ordinary shares, outstanding						11,300,000				11,300,000
Common Class A [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Re-designated and reclassified ordinary shares.	11,300,000
Number of vote per share	1
Common Class B [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						9,000,000				9,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						9,000,000				9,000,000
Ordinary shares, outstanding						9,000,000				9,000,000
Common Class B [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0000625
Ordinary shares, issued	9,000,000
Number of vote per share	20
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares				$ 0.0000625
Ordinary shares				2,000,000
Offering price per share | $ / shares				$ 4
Gross proceeds from offering		71,700,000	9,200,000	$ 8,000,000
Underwriting discounts, commissions and total offering expenses		7,800,000	1,000,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Underwriting discounts, commissions and total offering expenses		18,600,000	2,400,000
Offering expenses		$ 10,800,000	$ 1,400,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized						800,000,000				800,000,000
Ordinary shares, par value | $ / shares										$ 0.0000625
Ordinary shares, issued						18,000,000				18,000,000
Ordinary shares, outstanding						18,000,000				18,000,000